Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash and Due from Banks	$ 143,309,428	$ 87,044,881	$ 121,183,979
Argentine Central Bank's Bills and Notes Maturing within up to 90 Days	70,117,158	24,981,766	12,720,258
Receivables from Reverse Repo Transactions	2,057,558	14,254,469
Local Interbank Loans	938,000	1,380,486	1,588,832
Overnight Placements in Banks Abroad	5,300,681	426,682	2,266,254
Mutual Funds	3,859,629	3,578,916	4,040,608
Time Deposits	285,999	291,016	7,084
Government Securities			1,830,938
Total Cash and Cash Equivalents	$ 225,868,453	$ 131,958,216	$ 143,637,953	$ 143,637,953